PROVISIONS - Future Disbursements (Details) - Dec. 31, 2024 $ in Millions, $ in Millions	CAD ($)	USD ($)
Disclosure of other provisions [line items]
Undiscounted amounts required	$ 393.4	$ 100.5
Westwood Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	393.4
Essakane Mine
Disclosure of other provisions [line items]
Undiscounted amounts required		100.5
2025 | Westwood Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	22.7
2025 | Essakane Mine
Disclosure of other provisions [line items]
Undiscounted amounts required		1.4
2026 | Westwood Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	24.0
2026 | Essakane Mine
Disclosure of other provisions [line items]
Undiscounted amounts required		2.6
2027 | Westwood Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	12.3
2027 | Essakane Mine
Disclosure of other provisions [line items]
Undiscounted amounts required		2.8
2028 | Westwood Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	5.9
2028 | Essakane Mine
Disclosure of other provisions [line items]
Undiscounted amounts required		4.2
2029 | Westwood Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	2.6
2029 | Essakane Mine
Disclosure of other provisions [line items]
Undiscounted amounts required		6.9
2030 onwards | Westwood Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	$ 325.9
2030 onwards | Essakane Mine
Disclosure of other provisions [line items]
Undiscounted amounts required		$ 82.6